AOMT II, LLC ABS-15G

Exhibit 99.30

Loan Number (Selling Lender)	Loan Number (Purchasing Lender)	Data Field	Tape Data	IB Review Value	Discrepancy Comments
XXX	2024100667	Representative Credit Score	XXX	XXX	XXX is the lowest of the XXX median scores Pg 519
XXX	2024100618	Property Type	XXX	XXX	XXX per appraisal (pg 52). Source of tape value is unknown.
XXX	2024100618	Loan Type	XXX	XXX	Non-QM, DSCR origination. Source of tape value is unknown.
XXX	2024100520	Loan Type	XXX	XXX	Loan type is verified as Non-QM.
XXX	2024100520	Total Debt to Income Ratio	XXX	XXX	Within tolerance.